Earnings Per Share/ADS (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
	(in thousands)
Basic earnings per share:
Numerator:
Net income attributable to ordinary shareholders	1,880,087	1,619,562	1,385,133	198,071
Denominator:
Weighted average ordinary shares outstanding	489,952,172	484,945,912	470,186,664	470,186,664
Basic earnings per share	3.84	3.34	2.95	0.42
Diluted earnings per share:
Numerator:
Net income attributable to ordinary shareholders	1,880,087	1,619,562	1,385,133	198,071
Denominator:
Weighted average ordinary shares outstanding	489,952,172	484,945,912	470,186,664	470,186,664
Dilutive effect of share-based awards	1,300,288	1,606,812	1,910,200	1,910,200
Weighted average number of shares outstanding-diluted	491,252,460	486,552,724	472,096,864	472,096,864
Diluted earnings per share	3.83	3.33	2.93	0.42

Earnings per ADS
Net income per ADS – basic (RMB)	15.35	13.36	11.78	1.69
Net income per ADS – diluted (RMB)	15.31	13.31	11.74	1.68